Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities
NOTE 4:-	MARKETABLE SECURITIES

Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2010				2011
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	Value

Foreign banks and government debentures	$17,444	$-	$105	$17,549	$6,162	$(46)	$7	$6,123
Corporate debentures	6,628	-	23	6,651	4,212	(4)	3	4,211

Total available-for-sale marketable securities	$24,072	$-	$128	$24,200	$10,374	$(50)	$10	$10,334

Marketable securities with contractual maturities from one to three years are as follows:

	December 31,
	2010				2011
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	Losses	gains	Value

Foreign banks and government debentures	$32,985	$(81)	$333	$33,237	$34,989	$(645)	$33	$34,377
Corporate debentures	17,272	(6)	175	17,441	16,720	(28)	204	16,896

Total available-for-sale marketable securities	$50,257	$(87)	$508	$50,678	$51,709	$(673)	$237	$51,273

Marketable securities with contractual maturities of more than three years are as follows:

	December 31,
	2010				2011
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	Losses	gains	Value

U.S. Government debentures	$2,510	$(31)	$-	$2,479	$-	$-	$-	$-
Foreign banks and government debentures	19,276	(275)	15	19,016	33,623	(1,426)	85	32,282
Corporate debentures	10,824	(137)	4	10,691	18,935	(129)	283	19,089

Total available-for-sale marketable securities	$32,610	$(443)	$19	$32,186	$52,558	$(1,555)	$368	$51,371

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	December 31, 2011
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	unrealized losses	Fair value	unrealized losses

Foreign banks and government debentures	$49,510	$(1,999)	$6,858	$(116)	$56,368	$(2,115)
Corporate debentures	8,943	(152)	1,594	(10)	10,537	(162)

Total available-for-sale marketable securities	$58,453	$(2,151)	$8,452	$(126)	$66,905	$(2,277)

	December 31, 2010
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	unrealized losses	Fair value	unrealized losses

U.S. Government debentures	$2,479	$(31)	$-	$-	$2,479	$(31)

Foreign banks and government debentures	25,354	(356)	-	-	25,354	(356)
Corporate debentures	10,896	(143)	-	-	10,896	(143)

Total available-for-sale marketable securities	$38,729	$(530)	$-	$-	$38,729	$(530)

As of December 31, 2010 and 2011, interest receivable amounted to $ 1,271 and $ 1,274, respectively, and is included within available for sale marketable securities in the balance sheets.